Income Taxes - Reconciliation of Statutory Federal Income Tax (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation
Income tax benefit at federal statutory rate			$ (8,624)	$ (10,404)
State and local income taxes net of federal tax benefit			3	1
Foreign tax rate differential			11	(3)
Change in valuation allowance			8,497	(522)
Stock-based compensation			123	309
R&D tax credits			(313)	(222)
Other			341	109
Federal rate change (pursuant to the Tax Cuts and Jobs Act of 2017)				10,758
Income tax provision	$ 51	$ 27	$ 38	$ 26